ORDINARY SHARES (Details)						12 Months Ended
		Sep. 19, 2024 USD ($) shares	Sep. 16, 2024 USD ($) D shares	Feb. 22, 2024 USD ($) $ / shares shares	Mar. 18, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Aug. 23, 2024 shares	Dec. 31, 2023 $ / shares shares
ORDINARY SHARES
Common shares, shares authorized				5,000,000,000		5,000,000,000			5,000,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.00001		$ 0.00001			$ 0.00001
Number of shares redesignated from ordinary shares							5,332,827
Re-designation of ordinary share into preferred shares | $							$ 23,650,000
Common shares, shares issued						694,134,038			474,621,603
Common shares, shares outstanding						676,826,794			474,621,603
Common Stock, Authorized Price per Share | $ / shares				$ 50
2022 Share Incentive Plan | Employee
ORDINARY SHARES
Number of shares issued						110,300
Lotus Technology Inc | Lotus E V
ORDINARY SHARES
Recapitalization factor				0.2215
Shares outstanding post recapitalization				474,621,603
Reduction value of ordinary shares | $				$ 16,000
Shares outstanding prior to recapitalization				2,142,922,222
Number of shares issued				474,621,603
Ordinary shares issued				202,114,211
Series PreA Redeemable Convertible Preferred Shares [Member] | Pre A Investor B
ORDINARY SHARES
Number of shares redesignated from ordinary shares					5,332,827
Number of per shares redesignated from ordinary shares | $ / shares					$ 4.43
Re-designation of ordinary share into preferred shares | $					$ 23,650,000
LCA Acquisition Sponsor LP | Lotus Technology Inc | Lotus E V
ORDINARY SHARES
Number of shares issued				7,087,718
Ordinary shares issued				1,417,544
Deutsche Bank Trust Company Americas
ORDINARY SHARES
Ordinary shares future issuance								16,000,000
Westwood Capital Group LLC
ORDINARY SHARES
Value of shares issued | $	[1]					$ 4,307,000
Cash consideration | $						$ 807,000
Westwood Capital Group LLC | Security Purchase Agreement [Member]
ORDINARY SHARES
Number of shares issued		700,000	202,500
Value of shares issued | $		$ 3,500
Cash consideration | $			$ 807,000
Westwood Capital Group LLC | ADR | Security Purchase Agreement [Member]
ORDINARY SHARES
Maximum value of stock committed to be purchased | $			$ 350,000,000
Purchase commitment period for sale of stock			36 months
Maximum percentage of the average daily trading volume			50.00%
Number of trading days before the receipt of valid purchase | D			5
Amount of issuance cap | $			$ 100,000,000
Percentage of the lowest daily volume-weighted average price			97.00%
Number of consecutive trading days considered | D			3

[1]	*Amounts less than US$0.5.